Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid in capital	Retained Earnings	Total
Balance at Mar. 31, 2024	$ 3		$ 2,019,058	$ 2,019,061
Balance (in Shares) at Mar. 31, 2024	11,500,000
Reorganization (unaudited)	$ 1,247	164,103		165,350
Reorganization (unaudited) (in Shares)	1,000,000
Net profit for the period (unaudited)			743,740	743,740
Balance at Sep. 30, 2024	$ 1,250	164,103	2,762,798	2,928,151
Balance (in Shares) at Sep. 30, 2024	12,500,000
Balance at Mar. 31, 2025	$ 1,250	164,103	3,294,940	$ 3,460,293
Balance (in Shares) at Mar. 31, 2025	12,500,000			12,500,000
Issue of ordinary shares pursuant to IPO, net of offering costs (unaudited)	$ 173	5,093,986		$ 5,094,159
Issue of ordinary shares pursuant to IPO, net of offering costs (unaudited) (in Shares)	1,725,000
Net profit for the period (unaudited)			146,780	146,780
Balance at Sep. 30, 2025	$ 1,423	$ 5,258,089	$ 3,441,720	$ 8,701,232
Balance (in Shares) at Sep. 30, 2025	14,225,000			14,225,000